Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 121,854	$ 78,196	$ 421,549
Prepaid expenses and other current assets	8,040	172,508	740,241
Total current assets	129,894	250,704	1,161,790
Cash and marketable securities held in Trust Account	22,870,730	41,561,656	232,304,005
Interest receivable on cash and marketable securities held in Trust Account	138,045	133,211	1,973
Other long-term assets			165,230
TOTAL ASSETS	23,138,669	41,945,571	233,632,998
Current liabilities
Accounts payable	622,320	195,064	28,100
Accrued legal fees	3,500,000	2,157,037	225,146
Accrued liabilities	687,500	103,344	305,755
Payable to related parties	1,436,940	781,561	72,857
Notes payable to related party	1,497,263	603,880
Note payable to related party at fair value	1,078,977	257,492
Other current liabilities	108,478	88,021	1,783
Total current liabilities	8,931,478	4,186,399	633,641
Warrant liability	23,850	31,800	413,400
Deferred underwriting fee payable	2,760,000	9,200,000	9,200,000
Total liabilities	11,715,328	13,418,199	10,247,041
Commitments and contingencies (Note 6)
Common stock subject to possible redemption, 2,114,978 shares, at a redemption value of $10.83 per share, and 4,014,050 shares, at a redemption value of $10.37 per share, as of September 30, 2023 and December 31, 2022, respectively	22,900,297	41,606,846	232,304,195
Stockholders' deficit
Preferred stock, par value of $0.0001 per share; 1,000,000 shares authorized; none issued or outstanding	0	0	0
Common stock, par value of $0.0001 per share; 100,000,000 shares authorized; 6,545,000 shares issued and outstanding as of September 30, 2023 and December 31, 2022	655	655	655
Additional paid-in capital	5,055,293	0
Accumulated deficit	(16,532,904)	(13,080,129)	(8,918,893)
Total stockholders' deficit	(11,476,956)	(13,079,474)	(8,918,238)
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS' DEFICIT	$ 23,138,669	$ 41,945,571	$ 233,632,998